PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

5. PROPERTY, EQUIPMENT AND SOFTWARE, NET

	As of December 31,
	2017	2018
	(RMB in thousands)
Computers and equipment	41,374	66,205
Furniture and fixtures	9,972	10,587
Leasehold improvement	23,005	25,375
Software	13,814	33,407
Total property, equipment and software	88,165	135,574
Accumulated depreciation and amortization	(25,040)	(53,154)
Total property, equipment and software, net	63,125	82,420

Depreciation and amortization expenses on property, equipment and software for the years ended December 31, 2016, 2017 and 2018 were RMB4.6 million, RMB18.9 million and RMB30.4 million, respectively.